Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,768,700.70
Total Fee Amount	4,939.67
Total Offset Amount	0.00
Net Fee	$ 4,939.67
Offering Table N/A
Offset Table N/A	N/A